Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 5 - Inventories

	December 31
	2011	2012
	US$ thousands
Raw materials and components	3,885	5,971
Products in process	5,246	6,908
Finished products	2,042	1,916
	11,173	14,795